Cash and Restricted Cash (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Restricted cash	$ 130	$ 165
Standby Letter of Credit
Statement [Line Items]
Restricted cash		$ 75	$ 75